SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 36,209
Accounts Receivable, Allowance for Credit Loss, Current			0
Prepaid Expense, Current	$ 172,311		$ 58,236
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 18,489	$ 41,585